Cover	Apr. 05, 2023	Aug. 15, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date		Dec. 17, 2024
Entity Registrant Name		REMITLY GLOBAL, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-40822
Entity Tax Identification Number		83-2301143
Entity Address, Address Line One		1111 Third Avenue
Entity Address, Address Line Two		Suite 2100
Entity Address, City or Town		Seattle
Entity Address, State or Province		WA
Entity Address, Postal Zip Code		98101
City Area Code		(888)
Local Phone Number		736-4859
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		RELY
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0001782170
Amendment Flag		false